Production and operating costs (Tables)	12 Months Ended
Dec. 31, 2022
Production and operating costs
Schedule of Production and Operating Costs

Amounts in US$ '000	2022	2021	2020
Staff costs (Note 11)	13,114	16,655	14,689
Share-based payment (Note 11)	955	339	528
Royalties	63,298	40,000	20,891
Economic rights	188,989	73,023	14,984
Well and facilities maintenance	20,779	17,989	15,039
Operation and maintenance	6,545	7,826	7,491
Consumables	21,789	19,270	16,776
Equipment rental	7,580	8,127	8,570
Transportation costs	4,021	3,383	5,622
Field camp	4,070	4,386	3,130
Safety and insurance costs	3,745	4,216	4,505
Personnel transportation	2,480	2,397	2,115
Consultant fees	2,133	1,732	1,043
Gas plant costs	1,680	2,596	1,591
Non-operated blocks costs	12,650	4,941	3,442
Crude oil stock variation	(6,449)	1,271	(305)
Purchased crude oil	7,929	—	—
Other costs	4,471	4,639	4,961
	359,779	212,790	125,072